RESTRUCTURING CHARGES (Details 1) - USD ($) $ in Millions	3 Months Ended				6 Months Ended		68 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Accrued restructuring costs	$ 17.4		$ 8.9		$ 17.4	$ 8.9	$ 17.4	$ 6.7	$ 15.7
Restructuring charges	8.2	$ 92.8	0.7	$ 1.2	101.0	1.9	137.7
Amounts utilized					(90.4)	(8.2)
Currency translation adjustments					0.1	(0.5)
Employee severance and job related benefits
Restructuring Cost and Reserve [Line Items]
Accrued restructuring costs	5.1		6.6		5.1	6.6	5.1	4.6	11.2
Restructuring charges	0.2	3.9	0.0	0.0			19.9
Amounts utilized					(3.6)	(4.2)
Currency translation adjustments					0.0	(0.4)
Lease and other contract termination costs
Restructuring Cost and Reserve [Line Items]
Accrued restructuring costs	10.1		2.3		10.1	2.3	10.1	2.1	4.5
Restructuring charges	0.0	9.2	0.0	0.7			14.4
Amounts utilized					(1.3)	(2.8)
Currency translation adjustments					0.1	(0.1)
Employee relocation costs
Restructuring Cost and Reserve [Line Items]
Accrued restructuring costs	0.0		0.0		0.0	0.0	0.0	0.0	0.0
Restructuring charges	0.8	0.2	0.2	0.1			6.4
Amounts utilized					(1.0)	(0.3)
Currency translation adjustments					0.0	0.0
Facility exit costs
Restructuring Cost and Reserve [Line Items]
Accrued restructuring costs	2.2		0.0		2.2	0.0	2.2	0.0	0.0
Restructuring charges	7.2	2.9	0.2	0.2			12.8
Amounts utilized					(7.9)	(0.4)
Currency translation adjustments					0.0	0.0
Write-off of Equipment and Facility
Restructuring Cost and Reserve [Line Items]
Accrued restructuring costs	0.0		0.0		0.0	0.0	0.0	$ 0.0	$ 0.0
Restructuring charges	$ 0.0	$ 76.6	$ 0.3	$ 0.2			$ 80.1
Amounts utilized					(76.6)	(0.5)
Currency translation adjustments					$ 0.0	$ 0.0